Fair value of Above Market Acquired Time Charters	12 Months Ended
Dec. 31, 2014
Fair Value Of Above Market Acquired Time Charters [Abstract]
Fair Value of Above Market Acquired Time Charters
7.      Fair value of Above Market Acquired Time Charters:
During 2011, the Company acquired two second-hand Capesize vessels, Star Big and Star Mega, with existing time charter contracts. Upon their delivery, the Company evaluated the attached charter contracts by comparing the charter rates in the acquired time charter agreements with the market rates for equivalent time charter agreements prevailing at the time the foregoing vessels were delivered and recognized an asset of $23,065.
As part of the Merger in July 2014, a $1,967 intangible asset was recognized corresponding to a fair value adjustment for two favorable time charters under which Oceanbulk was the lessor at the time of acquisition, with respect to vessels Amami and Madredeus, as further discussed in Note 1.
In addition, for three Excel Vessels (Christine (tbr Star Martha), Sandra (tbr Star Pauline) and Lowlands Beilun (tbr Star Despoina)), which were transferred to the Company subject to existing charters, the Company recognized an asset of  $8,076, since it determined that the respective charters were favorable comparing to the existing charter rates.
For the years ended December 31, 2012, 2013 and 2014, the amortization of fair value of the above market acquired time charters amounted to $6,369, $6,352 and $6,113, respectively, and is included under "Voyage revenues" in the accompanying consolidated statements of operations. The accumulated amortization of these above market time charters as of December 31, 2013 and 2014 was $15,087 and $21,200, respectively.
The carrying amount of the above market acquired time charters amounting to $11,908 as of December 31, 2014 will be amortized on a straight line basis to revenues through the end of the corresponding charter parties, over a weighted-average period of 0.8 years as follows:

Years	Amount
December 31, 2015	$11,654
December 31, 2016	254
Total	$11,908